OPERATING EXPENSES - Taxes and Fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Turnover tax	$ (168,872)	$ (170,237)	$ (182,839)
Regulatory Entity Fees	(84,586)	(85,017)	(94,816)
Municipal taxes	(41,201)	(45,567)	(51,971)
Other taxes and fees	(30,963)	(43,657)	(50,066)
Total taxes and fees with the regulatory authority	$ (325,622)	$ (344,478)	$ (379,692)